FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 11 — FAIR VALUE MEASUREMENTS
The following table represents the Company’s liabilities measured at fair value on a recurring basis and the basis for that measurement according to the levels in the fair value hierarchy in ASC Topic 820, “Fair Value Measurement.”

	March 31, 2022				December 31, 2021
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Non-employee Warrants	$22,373	$10,530	$11,843	$—	$17,210	$8,100	$9,110	$—
Non-employee Earnouts	27,345	—	—	27,345	21,466	—	—	21,466

	$49,718	$10,530	$11,843	$27,345	$38,676	$8,100	$9,110	$21,466

The Company holds certain items that are required to be disclosed at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.
The Company’s calculation of the fair value of liabilities associated with Public Warrants issued to non-employees
was calculated using the market approach based upon the quoted market price of Nerdy Inc.’s Public Warrants at the end of each period. The Company’s calculation of the fair value of liabilities associated with the Private Placement Warrants, FPA Warrants, and OpCo Warrants issued to non-employees
was calculated based upon the quoted price for similar liabilities (the Public Warrants issued to non-employees)
in active markets at the end of each period. As such, the Private Placement Warrants, FPA Warrants, and OpCo Warrants issued to non-employees
are classified as Level 2. For additional information, see Note 10.
The fair value of liabilities associated with the
non-employee
Earnouts was measured on a recurring basis using the Monte Carlo Option Pricing Method. The fair value measurement was categorized as Level 3, as the fair values utilize significant unobservable inputs. The following table summarizes the Level 3 activity measured on a recurring basis.

Balance, December 31, 2021	$21,466
Mark-to-market loss on non-employee Earnouts	5,879

Balance, March 31, 2022	$27,345

The fair value of each
non-employee
Earnout was estimated using the Monte Carlo Option Pricing Method at the end of each reporting period. Inherent in the Monte Carlo Option Pricing Method are assumptions related to expected stock-price volatility, expected life, risk-free interest rate, and dividend yield. The Company estimated the volatility of the non-employee
Earnouts based on implied volatility from historical volatility of select peer companies’ common stock that matches the expected remaining life of the non-employee
Earnouts. The risk-free interest rate was based on the U.S. Treasury zero-coupon
yield curve for a maturity similar to the expected remaining life of the non-employee
Earnouts. The expected life of the
non-employee
Earnouts was assumed to be equivalent to their remaining contractual term. The Company anticipated the dividend rate will remain at zero.

F-15
The following table presents the assumptions used to remeasure the fair value of outstanding non-employee
Earnouts liabilities for the periods presented.

	March 31, 2022	December 31, 2021
Expected term (in years)	4.48	4.72
Stock price	$5.09	$4.50
Expected stock price volatility	70.0%	65.0%
Risk-free interest rate	2.4%	1.2%
Expected Dividends	—%	—%
Fair Value (per earnout)	$3.57	$2.80
The Company’s financial assets and liabilities also include cash and cash equivalents, restricted cash, receivables, and accounts payable for which the carrying value approximates fair value due to their short maturities (less than 12 months). Certain assets and liabilities, including definite-lived assets and goodwill, are measured at fair value on a non-recurring
basis. There were no fair value measurement adjustments recognized related to definite-lived assets and goodwill during the three months ended March 31, 2022 and 2021.

NOTE 14—FAIR VALUE MEASUREMENTS
The following table represents the Company’s assets and liabilities measured at fair value on a recurring basis and the basis for that measurement according to the levels in the fair value hierarchy in ASC Topic 820, “Fair Value Measurement.”

	December 31, 2021
	Total	Level 1	Level 2	Level 3
Non-employee Warrants	$17,210	$8,100	$9,110	$—
Non-employee Earnouts	21,466	—	—	21,466

	$38,676	$8,100	$9,110	$21,466

The Company holds certain items that are required to be disclosed at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.
The Company’s calculation of the fair value of liabilities associated with Public Warrants issued to non-employees
was calculated using the market approach based upon the quoted market price of Nerdy Inc.’s Public Warrants at the end of each period. The Company’s calculation of the fair value of liabilities associated with the Private Placement Warrants, FPA Warrants, and OpCo Warrants issued to non-employees
was calculated based upon the quoted price for similar liabilities (the Public Warrants issued to non-employees)
in active markets at the end of each period. As such, the Private Placement Warrants, FPA Warrants, and OpCo Warrants issued to non-employees
are classified as Level 2. For additional information, see Note 1 and Note 13.
The fair value of liabilities associated with the
Non-employee
Earnouts was measured on a recurring basis using the Monte Carlo Option Pricing Method. The fair value measurement was categorized as Level 3, as the fair values utilize significant unobservable inputs. For additional information on the
Non-employee
Earnouts see Notes 1, 2, and 13. The Company did not have any Level 3 assets or liabilities as of December 31, 2020 or 2019. The following table summarizes the Level 3 activity measured on a recurring basis.

Balance, December 31, 2020	$—
Initial valuation of the Non-employee Earnout liability	68,412
Mark-to-market (gain) on Non-employee Earnout liability	(46,946)

Balance, December 31, 2021	$21,466

The fair value of each Earnout (both employee and
non-employee)
was estimated on the Closing Date using the Monte Carlo Option Pricing Method. Inherent in the Monte Carlo Option Pricing Method are assumptions related to expected stock-price volatility, expected life, risk-free interest rate, and dividend yield. The Company estimated the volatility of the Earnouts based on implied volatility from historical volatility of select peer companies’ common stock that matches the expected remaining life of the Earnouts. The risk-free interest rate was based on the U.S. Treasury zero-coupon
yield curve for a maturity similar to the expected remaining life of the Earnouts. The expected life of the Earnouts was assumed to be equivalent to their remaining contractual term. The Company anticipated the dividend rate will remain at zero.
The following table presents the assumptions used for the initial measurement of the Earnouts (both employee and non-employee)
on September 20, 2021 and to remeasure the fair value of outstanding
Non-employee
Earnouts liabilities as of December 31, 2021.

	September 20, 2021	December 31, 2021
Expected term (in years)	5.00	4.72
Stock price	$11.20	$4.50
Expected stock price volatility	35.0%	65.0%
Risk-free interest rate	0.8%	1.2%
Expected dividends	—%	—%
Fair Value (per Earnout)	$8.94	$2.80
As of December 31, 2020, the fair values of Nerdy LLC’s borrowings under its LSA and its promissory note approximated their carrying values (both of which are classified as Level 2).
The Company’s financial assets and liabilities also include cash and cash equivalents, restricted cash, receivables, and accounts payable for which the carrying value approximates fair value due to their short maturities (less than 12 months).
Certain assets and liabilities, including definite-lived assets and goodwill, are measured at fair value on a non-recurring
basis. For additional information on definite-lived assets and goodwill, see Notes 2, 10, and Note 11. There were no fair value measurement adjustments recognized related to definite-lived assets and goodwill during the years ended December 31, 2021, 2020, and 2019.